Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,368,433.92
Previously Paid Amount	5,908.57
Total Fee Amount	5,874.21
Total Offset Amount
Net Fee	$ 0